United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 30, 2001
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:		3601 Green Road
			Suite 102
			Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		May 7, 2001

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$85,503,122




                                                                      Value            Investment             Voting Authority
Name of Issuer                          Title of Class    Cusip       (x$1000)  Shares Discretion   Managers  Sole


General Electric Co.                    Com               369604103       3,391   81005Sole         01                        81005
Intel Corporation                       Com               458140100       3,265  124083Sole         01                       124083
Charter One Financial                   Com               160903100       3,142  111017Sole         01                       111017
ExxonMobil                              Com               30321g102       3,045   37596Sole         01                        37596
Sun Microsystems Inc.                   Com               866810104       2,911  189416Sole         01                       189416
Citigroup, Inc.                         Com               172967101       2,874   63906Sole         01                        63906
Enron Corp.                             Com               293561106       2,867   49353Sole         01                        49353
Amgen                                   Com               031162100       2,692   44719Sole         01                        44719
American International Group            Com               026874107       2,689   33409Sole         01                        33409
Kimberly-Clark Corp                     Com               494368103       2,673   39405Sole         01                        39405
Danaher Corp Del                        Com               235851102       2,646   48505Sole         01                        48505
Alcoa, Inc.                             Com               013817101       2,589   72004Sole         01                        72004
M B N A Corporation                     Com               55262l100       2,578   77889Sole         01                        77889
Progressive Ins.                        Com               743315103       2,576   26544Sole         01                        26544
American Electric Power Co. Inc.        Com               025537101       2,571   54695Sole         01                        54695
Applied Materials                       Com               038222105       2,563   58915Sole         01                        58915
Microsoft Corp.                         Com               594918104       2,530   46268Sole         01                        46268
Medtronic Inc.                          Com               585055106       2,513   54947Sole         01                        54947
Johnson & Johnson                       Com               478160104       2,393   27360Sole         01                        27360
Cardinal Health, Inc.                   Com               14149y108       2,344   24225Sole         01                        24225
Omnicom Group                           Com               681919106       2,280   27505Sole         01                        27505
American Express Co                     Com               025816109       2,212   53555Sole         01                        53555
E M C Corp Mass                         Com               268648102       2,042   69460Sole         01                        69460
Merck & Co Inc                          Com               589331107       1,927   25390Sole         01                        25390
Hewlett Packard                         Com               428236103       1,915   61225Sole         01                        61225
TRW Inc.                                Com               872649108       1,897   55785Sole         01                        55785
Universal Forest Products               Com               913543104       1,826  120720Sole         01                       120720
Tellabs, Inc.                           Com               879664100       1,727   42440Sole         01                        42440
Schlumberger Ltd                        Com               806857108       1,632   28331Sole         01                        28331
Honeywell Int'l. Inc.                   Com               438516106       1,439   35262Sole         01                        35262
Cisco Systems Inc.                      Com               17275r102       1,369   86560Sole         01                        86560
J.P. Morgan Chase & Co.                 Com               46625h100       1,242   27669Sole         01                        27669
JDS Uniphase                            Com               46612j101       1,134   61480Sole         01                        61480
Hon Industries                          Com               438092108       1,071   46640Sole         01                        46640
AT&T Corp.                              Com               001957109         899   42225Sole         01                        42225
Lucent Technologies                     Com               549463107         687   68865Sole         01                        68865
International Business Machines         Com               459200101         686    7130Sole         01                         7130
Pfizer Inc.                             Com               717081103         685   16725Sole         01                        16725
Dollar General Corp                     Com               256669102         638   31236Sole         01                        31236
BP Plc                                  Com               055622104         567   11428Sole         01                        11428
Lincoln Electric Holdings               Com               533900106         464   21573Sole         01                        21573
Key Corp.                               Com               493267108         453   17565Sole         01                        17565
Grainger W. W. Inc.                     Com               384802104         345   10185Sole         01                        10185
SBC Communications, Inc.                Com               78387g103         342    7661Sole         01                         7661
Verizon Communications                  Com               92343v104         305    6181Sole         01                         6181
Automatic Data Processing               Com               053015103         300    5520Sole         01                         5520
Bristol-Myers Squibb                    Com               110122108         295    4974Sole         01                         4974
Walt Disney Holding Co.                 Com               254687106         273    9533Sole         01                         9533

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